PENSION PLANS (Details 5)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plans of US Entity, Defined Benefit
Weighted Average Assumptions [Abstract]
Discount rate-periodic benefit cost (in hundredths)	3.90%	4.50%	3.90%
Expected return on assets (in hundredths)	7.75%	7.75%	7.75%
Rate of compensation increase (in hundredths)	3.00%	3.00%	3.00%
Discount rate-benefit obligation (in hundredths)	4.40%	3.90%	4.50%
Foreign Pension Plans, Defined Benefit
Weighted Average Assumptions [Abstract]
Discount rate-periodic benefit cost (in hundredths)	2.80%	4.80%	4.20%
Expected return on assets (in hundredths)	6.00%	7.50%	7.75%
Rate of compensation increase (in hundredths)	3.00%	3.50%	3.50%
Discount rate-benefit obligation (in hundredths)	2.70%	3.90%	4.80%